GOING CONCERN (Details Narrative) - USD ($)	1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2021	Sep. 30, 2020	Mar. 31, 2020	Dec. 31, 2018
Net Income (Loss)			$ 373,214	$ 1,066,920	$ 2,192,939	$ 1,661,850	$ 3,125,595	$ 1,787,669
Net cash provided by (used in) operating activities					875,555	615,364	1,370,123	1,230,347
Stockholders' deficit			$ 3,990,635	$ 3,330,876	$ 3,990,635	$ 3,330,876	4,244,151	1,990,976	$ 4,126,597	$ 3,840,315	$ 2,705,599	$ 1,200,545
Net cash provided by (used in) operatings activities								1,228,699
S And S Beverage [Member]
Net Income (Loss)	$ 3,467	$ 82,401					628,469	774,792
Net cash provided by (used in) operating activities	26,696	$ 97,190					584,438	486,613
Stockholders' deficit	$ 659,519						$ 656,052	$ 52,583